CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment, net	$ 6,205,082	$ 6,121,471
Intangible assets, net	1,357,116	1,357,749
Right-of-use assets, net	144,557	148,868
Investments in non-consolidated companies	1,561,212	1,543,657
Other investments	758,085	1,005,300
Deferred tax assets	834,168	831,298
Receivables, net	139,211	205,602
Non-current assets	10,999,431	11,213,945
Current assets
Inventories, net	3,602,058	3,709,942
Receivables and prepayments, net	268,798	179,614
Current tax assets	364,640	332,621
Contract assets	35,264	50,757
Trade receivables, net	1,920,840	1,907,507
Derivative financial instruments	1,875	7,484
Other investments	2,306,760	2,372,999
Cash and cash equivalents	572,647	675,256
Current assets	9,072,882	9,236,180
Total assets	20,072,313	20,450,125
EQUITY
Shareholders' equity	16,599,191	16,593,257
Non-controlling interests	229,877	220,578
Total equity	16,829,068	16,813,835
Non-current liabilities
Borrowings	368	11,399
Lease liabilities	94,903	100,436
Derivative financial instruments	207
Deferred tax liabilities	442,248	503,941
Other liabilities	310,707	301,751
Provisions	48,418	82,106
Non-current liabilities	896,851	999,633
Current liabilities
Borrowings	305,354	425,999
Lease liabilities	48,346	44,490
Derivative financial instruments	14,123	8,300
Current tax liabilities	386,586	366,292
Other liabilities	377,088	585,775
Provisions	173,152	119,344
Customer advances	168,832	206,196
Trade payables	872,913	880,261
Current liabilities	2,346,394	2,636,657
Total liabilities	3,243,245	3,636,290
Total equity and liabilities	$ 20,072,313	$ 20,450,125